UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Explanatory Note

This filing is an amendment to the registrant’s original Certified Shareholder Report on Form N-CSR filed by the registrant on July 8, 2005, relating to its period ended April 30, 2005. The registrant hereby amends its original report by submitting revised certifications required by Section 302 of the Sarbanes-Oxley Act, filed herewith as EX-99.CERT. The revised certifications include certain representations with respect to internal control over financial reporting that had been inadvertently omitted from the certifications submitted with the registrant’s original report because of the use of a previously authorized, but superseded, form of certification.

This amendment does not reflect events occurring after the filing of the registrant’s original report, and, other than amend the certifications required by Section 302 of the Sarbanes-Oxley Act, does not modify or update the disclosure in the report in any way.

Item 12. Exhibits

        (a)  (2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax-Managed Funds

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs Secretary

Date	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	December 22, 2005

By (Signature and Title)*	/s/Jack Benintende
Jack Benintende Acting Treasurer and Principal Financial Officer

Date	December 22, 2005

* Print the name and title of each signing officer under his or her signature.